EMPLOYEE BENEFIT PLAN (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
EMPLOYEE BENEFIT PLAN
Employee maximum contribution percentage		100.00%
Employer discretionary contribution amount	$ 0	$ 0	$ 0